Leases (Tables)	6 Months Ended
Jun. 30, 2025
Leases [Abstract]
Schedule of Carrying Amounts of Right-of-Use Assets

The carrying amounts of right-of-use assets are as below:

	Office premise	Security equipment	Total
	USD	USD	USD
At January 1, 2024	79,382	98,047	177,429
Addition	57,528	166,227	223,755
Depreciation expense	(53,743)	(20,919)	(74,662)
Foreign currency translation	(1,535)	(2,655)	(4,190)
At December 31, 2024	81,632	240,700	322,332
Addition	-	201,061	201,061
Depreciation expense	(27,267)	(27,095)	(54,362)
Foreign currency translation	4,489	15,027	19,516
At June 30, 2025	58,854	429,693	488,547

Schedule of Lease Liabilities
	Operating Lease	Finance Lease	Total
	USD	USD	USD
Lease liabilities
At January 1, 2024	81,297	68,606	149,903
Foreign currency translation	(2,524)	(2,200)	(4,724)
Addition during the year	57,528	130,324	187,852
Lease payments	(55,135)	(25,446)	(80,581)
Accretion of interest	1,901	5,811	7,712
At December 31, 2024	83,067	177,095	260,162
Foreign currency translation	5,530	11,913	17,443
Addition during the year	-	103,935	103,935
Lease payments	(29,393)	(26,735)	(56,128)
Accretion of interest	835	5,344	6,179
At June 30, 2025	60,039	271,552	331,591

Schedule of Balance Sheet
	June 30, 2025	December 31, 2024
	USD	USD
Represented by:
Current liabilities	101,677	89,438
Non-current liabilities	229,914	170,724
	331,591	260,162

Schedule of Maturity of Lease Liabilities

The following table summarizes the maturity of lease liabilities:

Six-month ended June 30, 2025	Within 1 year	1 to 5 years	>5 years	Total
Undiscounted lease liabilities	115,805	249,039	-	364,844
Interest expense	(14,128)	(19,125)	-	(33,253)
	101,677	229,914	-	331,591

Year ended December 31, 2024	Within 1 year	1 to 5 years	>5 years	Total
Undiscounted lease liabilities	103,063	182,499	-	285,562
Interest expense	(13,625)	(11,775)	-	(25,400)
	89,438	170,724	-	260,162